OTHER ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent [Abstract]
Long term note receivable from a related party (Note 2)	$ 24,000	$ 24,000	$ 24,000
Minority and other investments (Note 2)	11,924	10,621	11,292
Tax benefit (Note 17)		3,300	3,500
Equity method investment		1,207	2,291
Long term deposits		1,754	2,071
Other	9,418	6,471	201
Other Long-Term Assets, total	45,342	41,092	43,355
Accrued Liabilities, Current [Abstract]
Accrued compensation and related costs	18,394	38,232	16,949
Interest payable	16,645	9,750	9,750
Accrued contingent consideration	10,000	9,456
Accrued legal costs		3,436	1,483
Accrued taxes		1,762	1,006
Accrued restructuring		1,033	4,702
Derivative liabilities		$ 686	$ 1,827
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued expenses, total	Accrued expenses, total
Other	5,120	$ 9,131	$ 1,342
Accrued expenses, total	60,627	66,569	37,059
Other Liabilities, Noncurrent [Abstract]
Derivative liabilities (net of current portion)		13,073	31,325
Accrued contingent consideration (net of current portion)	4,781	4,583
Deferred rent (net of current portion)		3,370	3,953
Deferred revenue (net of current portion)		3,387	948
Accrued restructuring (net of current portion)		1,441	1,995
Other	2,779	9,305	1,327
Other Long-Term Liabilities, total	$ 7,560	$ 26,961	$ 39,548